LEASES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Expenses from short-term leases	$ 462	$ 355
Expense relating to leases of low-value assets	324	29
Expense relating to variable lease payments	12,153	12,724
Right-of-use assets, reclassifications out of leases	8,229
Sublease receivable	8,211	1,995
Income from subleasing right-of-use assets	$ 289	$ 89